Current Maturities of Long Term Loans (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
Current maturities	₪ 505	₪ 400
Weighted interest rate	3.35%